Document and Entity Information	12 Months Ended
Feb. 01, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ULTA BEAUTY, INC.
Entity Central Index Key	0001403568
Amendment Flag	false